Related parties	12 Months Ended
Dec. 31, 2018
Related parties [Abstract]
Related parties
55.	Related parties

Intra-group balances, and income and expenses arising from intra-group transactions are eliminated in preparing the consolidated financial statements.

(a) Balances with the related parties as of December 31, 2017 and 2018 are as follows:

Related party	Account	2017		2018
Investments in associates:
BNP Paribas Cardif Life Insurance	Other assets	~~W~~	9,868	9,860
”	Credit card loans		191	116
”	Allowances		(4)	—
”	Deposits		446	444
”	Provisions		2	—
JAEYOUNG SOLUTEC CO., LTD. (*1)	Loans		14,847	—
”	Allowances		(124)	—
”	Credit card loans		33	—
”	Deposits		2,659	—
”	Provisions		4	—
Partners 4th Growth Investment Fund	Deposits		2,076	1,855
BNP Paribas Cardif General Insurance	Credit card loans		29	29
”	Allowances		(1)	(2)
”	Deposits		221	157
Shinhan Praxis K-Growth Global Private Equity Fund	Other assets		174	151
Dream High Fund III	Deposits		3	4
Midas Dong-A Snowball Venture Fund	Deposits		220	159
IBKS-Shinhan Creative Economy New Technology Fund (*1)	Deposits		78	—
Credian Healthcare Private Equity Fund II	Deposits		26	45
KDBC Midas Dong-A Snowball Venture Fund 2	Deposits		239	354
IBKS-Shinhan Creative Economy New Technology Fund II	Deposits		76	672
Eum Private Equity Fund No.3	Deposits		65	49
Branbuil CO., LTD. (*2)	Deposits		55	—
SHBNPP Private Korea Equity Long-Short Professional Feeder	Other assets		97	133
Shinhan Global Healthcare Fund 1	Unearned revenue		409	360
Shinhan Fintech New Technology Fund No.1	Unearned revenue		123	123
KTB Newlake Global Healthcare PEF	Deposits		465	151
”	Provisions		13	—
Taihan Industrial System Co., Ltd.	Deposits		100	85
Incorporated association Finance Saving Information Center	Credit card loans		—	3
”	Deposits		4	4
GX Shinhan interest 1st Private Equity Fund	Unearned revenue		—	278
Nomura investment property trust No.19	Loans		—	11,966
”	Other assets		—	45
SHBNPP MAIN Professional Investment Type Private Mixed Asset Investment Trust No.3	Other assets		—	236
Key management personnel and their immediate relatives:	Loans		3,247	3,313

	Assets		28,357	25,850
	Liabilities	~~W~~	7,284	4,740

(*1)	Excluded from related parties due to the disposal or terminated.
(*2)	As a result of changes in accounting policies at the beginning of the current year, they were excluded from associates.

(b)	Transactions with the related parties for the years ended December 31, 2016, 2017 and 2018 are as follows:

Related party	Account	2016		2017	2018
Investments in associates
Aju Capital co., Ltd	Interest income	~~W~~	7,332	—	—
”	Fees and commission income		257	—	—
”	Interest expense		(2)	—	—
”	Fees and commission expense		(302)	—	—
”	Other operating expenses		(18)	—	—
”	Provision for credit losses		(149)	—	—
Pohang TechnoPark2PFV	Interest expense		(15)	—	—
BNP Paribas Cardif Life Insurance	Fees and commission income		4,265	4,631	3,716
”	Reversal of credit losses		—	—	4
”	Provision for credit losses		(1)	(3)	—
”	General and administrative expenses		(9)	(10)	(17)
Shinhan Praxis K-Growth Global Private Equity Fund	Fees and commission income		691	689	685
BNP Paribas Cardif General Insurance	Fees and commission income		4	4	9
”	Reversal of credit losses		—	1	—
”	Provision for credit losses		(1)	—	(2)
Shinhan K2 Secondary Fund	Fees and commission income		665	—	—
Midas Dong-A Snowball Venture Fund	Fees and commission income		28	38	47
”	Interest expense		(4)	(3)	(2)
SHC-EN Fund	Fees and commission income		149	—	—
SP New Technology Business investment Fund I (*1)	Fees and commission income		30	41	317
IBKS-Shinhan Creative Economy New Technology Fund I (*1)	Fees and commission income		50	37	13
”	Interest expense		(1)	(2)	—
SM New Technology Business Investment Fund I	Fees and commission income		—	55	55
JAEYOUNG SOLUTEC CO., LTD. (*1)	Interest income		671	654	523
”	Fees and commission income		1	1	2
”	Other operating income		7	3	3
”	Reversal of credit losses		89	1	—
”	Interest expense		(21)	(4)	(2)
”	Provision for credit losses		—	(55)	(1)
Korea Investment Gong-pyeong Office Real Estate Investment Trust 2nd	Fees and commission income		55	—	—
The Asia Pacific Capital Fund II L.P.	Fees and commission income		175	85	—
Partners 4th Growth Investment Fund	Interest expense		(2)	(16)	(19)
Albatross Growth Fund	Interest expense		(6)	—	—
Shinhan-Albatross Technology Investment	Fees and commission income		—	152	216
”	Interest expense		—	(21)	—
PSA 1st Fintech Private Equity Fund	Interest expense		(5)	—	—
IBKS-Shinhan Creative Economy New Technology Fund 2	Fees and commission income		22	25	16
KDBC Midas Dong-A Snowball Venture Fund 2	Interest expense		(1)	—	(2)
SHBNPP Private Korea Equity Long-Short Professional Feeder	Fees and commission income		785	892	975
SHBNPP Private Multi Strategy Professional Feeder No.1	Fees and commission income		160	—	—
Semantic	Interest income		15	—	—
”	Provision for credit losses		(1)	—	—
Branbuil CO., LTD. (*2)	Fees and commission income		1	2	—
”	Provision for credit losses		(1)	—	—
Treenkid	Interest income		3	—	—
STI-New Growth Engines Investment	Fees and commission income		—	30	16
Shinhan Fintech New Technology Fund No.1	Fees and commission income		—	30	153
KTB New lake medical Global Investment	Interest income		—	10	2
”	Other operating expenses		—	(13)	—
Shinhan Global health Care Investment No.1	Fees and commission income		—	282	785
Taihan Industrial System Co., Ltd.	Fees and commission income		—	2	1
Shinhan capital-Cape FN Fund No.1	Fees and commission income		—	—	82
SHC-K2 Global Material Fund	Fees and commission income		—	—	20
Synergy-Shinhan Mezzanine New Technology Investment Fund	Fees and commission income		—	—	127
Shinhan-Midas Dong-A Secondary Venture Fund	Fees and commission income		—	—	71
GX Shinhan interest 1st Private Equity Fund	Fees and commission income		—	—	412
Shinhan-Nvestor Liquidity Solution Fund	Fees and commission income		—	—	214
SHC ULMUS Fund No.1	Fees and commission income		—	—	51
Shinhan-PS Investment Fund No.1	Fees and commission income		—	—	12
Nomura investment property trust No.19	Interest income		—	—	312
”	Provision for credit loss		—	—	(34)
SHBNPP MAIN Professional Investment Type Private Mixed Asset Investment Trust No.3	Fees and commission income		—	—	236
Key management personnel and their immediate relatives
Interest income			68	101	101

		~~W~~	14,984	7,639	9,097

(*1)	Excluded from related parties due to the disposal or terminated.
(*2)	As a result of changes in accounting policies at the beginning of the current year, they were excluded from associates.

(c)	Key management personnel compensation

Key management personnel compensation for the years ended December 31, 2016, 2017 and 2018 were as follows:

	2016		2017	2018
Short-term employee benefits	~~W~~	16,428	17,112	22,502
Severance benefits		418	979	419
Share-based payment transactions		9,162	6,787	4,944

	~~W~~	26,008	24,878	27,865

(*)	The expenses of share-based payment transactions are the remuneration expenses during the vesting period.

(d)	The guarantees provided between the related parties as of December 31, 2017 and 2018 were as follows:

		Amount of guarantees
Guarantor	Guaranteed Parties	2017		2018	Account
Shinhan Bank	KTB New lake medical Global Investment	~~W~~	700	849	Unused credit line
	BNP Paribas Cardif Life Insurance		10,000	10,000	Unused credit line
	Neoplux Technology Valuation Investment Fund		6,000	—	Security underwriting commitment
	JAEYOUNG SOLUTEC CO., LTD. (*)		109	—	Unused credit
	”		429	—	Import letter of credit

		~~W~~	17,238	10,849

(*)	Excluded from related parties due to the disposal.

(e)	Details of collaterals provided by the related parties as of December 31, 2017 and December 31, 2018 were as follows:

Provided to	Provided by	Pledged assets	2017		2018
Shinhan Bank	BNP Paribas Cardif Life Insurance	Government bonds	~~W~~	11,666	12,000
”	JAEYOUNG SOLUTEC CO., LTD. (*)	Properties		20,814	—
	”	Guarantee insurance policy		7,037	—

			~~W~~	39,517	12,000

(*)	Excluded from related parties due to the disposal.

(f)	Details of significant loan transactions with related parties as of December 31, 2018 are as follows:

Classification	Company	Beginning		Loan	Recover	Other (*)	Ending
Investments in associates	Nomura investment property trust No.19	~~W~~	—	12,000	—	(34)	11,966

(*)	The effect of changes in allowance for doubtful accounts is included.